SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of basic and diluted net income per ordinary share
The following table sets forth the computation of the Company’s basic and diluted net loss per share to common stockholders:

	Six months ended June 30,
	2021	2020
	(In thousands, except share data)
Numerator:
Net loss	$(26,086)	$(10,484)
Denominator:
Weighted average shares used in computing net loss per share – basic and diluted	19,715,885	18,553,332
Net loss per share – basic and diluted.	$(1.32)	$(0.57)

The following table sets forth the computation of the Company’s basic and diluted net loss per share to common stockholders:

	Year ended December 31,
	2020	2019
	(In thousands, except share and per share data)
Numerator:
Net loss	$(21,807)	$(25,678)
Extinguishment of redeemable convertible preferred stock(1)	13,051	—
Net loss attributable to common stockholders	$(8,756)	$(25,678)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	19,232,455	15,629,519
Net loss per share attributable to common stockholders, basic and diluted.	$(0.46)	$(1.64)
__________________
(1)Represents the Series A, B and C redeemable convertible preferred stock extinguishment and thus reflects additional amounts attributable to common stockholders for EPS purposes. See Note 13, Equity Instruments.

JAWS Spitfire Acquisition Corporation
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of basic and diluted net income per ordinary share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from September 11, 2020 (inception) Through December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$—
Net Earnings	$—
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	34,500,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00

Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(1,767,451)
Non-Redeemable Net Loss	$—
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	7,758,028
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(0.23)
Note: As of December 31, 2020, basic and diluted shares are the same as there are no non-redeemable securities that are dilutive to the shareholders.

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$5,210	$9,910
Less: Income and Franchise Tax available to be withdrawn from the Trust Account	—	—
Redeemable Net Earnings	$5,210	$9,910
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	34,500,000	34,500,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00	$0.00

Non-Redeemable Class B Ordinary Shares
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income	$(2,660,294)	$13,423,592
Redeemable Net Earnings	(5,210)	(9,910)
Non-Redeemable Net (Loss) Income	$(2,665,504)	$13,413,682
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted (1)	8,625,000	8,625,000
Earnings/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(0.30)	$1.56